Segment and Geographic Information Schedule of depreciation and other amortization (Details) (USD $)	2 Months Ended	6 Months Ended	2 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] TSS [Member]	Dec. 31, 2010 Predecessor [Member] TSS [Member]	Dec. 31, 2009 Predecessor [Member] TSS [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Depreciation and other amortization	$ 56,751,000	$ 257,483,000	$ 44,238,000	$ 4,021,000	$ 8,670,000	$ (178,000)	$ 71,685,000	$ 117,686,000	$ 156,465,000	$ 155,860,000	$ 55,568,000	$ 72,474,000	$ 62,668,000	$ 18,343,000	$ 27,691,000	$ 34,014,000	$ 44,667,000	$ 57,370,000	$ 60,248,000	$ (892,000)	$ (1,070,000)	$ (1,070,000)
Cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of inventory			$ 2,100,000	$ 5,300,000	$ 400,000